Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 19 - COMMITMENTS AND CONTINGENCIES

(a) Commitment

The Company has following commercial commitments:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Leases	$613,303	$319,157	$294,146	$-	$-

(b) Contingencies

According to the civil ruling (2023) Yue 0113 Cai Bao 865 issued on October 12, 2023, the plaintiff in this case is Guangzhou Boxin Technology Co., Ltd., and the defendant is Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd.

This case originated when the plaintiff filed a pre-action property preservation application, freezing the defendant’s bank deposit of RMB 215,200 (Approximately $30,310) in the Guangzhou Tianan Tian’an Sub-branch of China Merchants Bank Co., Ltd., and the bank account number is 120914637510401.